Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 100,301
Impairments	3,806	$ 204
Balance	96,442	100,301
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	211,721	185,055
Asset additions	15,165	19,557
Property purchase option acquired	2,633	7,108
Change in decommissioning provision	(354)	1
Reclassification	(61,100)
Balance	168,065	211,721
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	111,420	104,507
Depreciation/depletion for the year	10,572	6,709
Impairments	133	204
Balance	(50,502)	111,420
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	100,301	80,548
Balance	96,442	100,301
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	104,362	67,571
Asset additions	9,420	5,233
Property purchase option acquired
Change in decommissioning provision	(354)	(37)
Reclassification		31,595
Balance	113,428	104,362
Mining interests [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	34,848	31,410
Depreciation/depletion for the year	6,762	3,438
Impairments
Reclassification
Balance	41,610	34,848
Mining interests [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	69,514	36,161
Balance	71,818	69,514
Non-producing properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	58,467	77,390
Asset additions		5,526
Property purchase option acquired	2,633	7,108
Change in decommissioning provision		38
Reclassification	(61,100)	(31,595)
Balance		58,467
Non-producing properties [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	50,502	50,502
Depreciation/depletion for the year
Impairments
Balance	(50,502)	50,502
Non-producing properties [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,965
Balance		7,965
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	48,808	40,013
Asset additions	5,734	8,795
Property purchase option acquired
Change in decommissioning provision
Reclassification
Balance	54,542	48,808
Plant and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,031	22,566
Depreciation/depletion for the year	3,800	3,261
Impairments	133	204
Reclassification
Balance	29,964	26,031
Plant and equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	22,777
Balance	24,578	22,777
Corporate Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	84	81
Asset additions	11	3
Property purchase option acquired
Change in decommissioning provision
Reclassification
Balance	95	84
Corporate Office equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	39	29
Depreciation/depletion for the year	10	10
Impairments
Reclassification
Balance	49	39
Corporate Office equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	45	52
Balance	$ 46	$ 45